Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 84,682	$ 179,132	$ 75,774
Prepaid expenses and other current assets	13,039	17,424	2,052
Inventory	24,974	0
Total current assets	122,695	196,556	77,826
Property and equipment, net of accumulated depreciation	26,124	31,273	0
Deferred financing cost, net of amortization	52,450	0
Other assets	11,169	1,704	0
TOTAL ASSETS	212,438	229,533	77,826
Current liabilities:
Accounts payable and accrued expenses	264,663	27,482	2,156
Unearned revenues	59,980	35,000	0
Convertible note payable, net of discount of $486,647 and $0, respectively	161,832	0
Note payable - related party	37,008	0
Derivative liability	694,587	0
Total current liabilities	1,218,070	62,482	2,156
Commitments and Contingencies		0	0
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock, $0.0001 par value, 1,000,000,000,000 shares authorized; 378,553,149 and 378,033,149 shares issued and outstanding respectively	37,855	37,802	37,432
Additional paid-in capital	1,378,962	1,332,431	332,801
Accumulated other comprehensive income (loss)	(8,705)	1,899	0
Accumulated deficit	(2,413,744)	(1,205,081)	(294,563)
Total stockholders' equity (deficit)	(1,005,632)	167,051	75,670
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 212,438	$ 229,533	$ 77,826